Summary of Allowance for Loan Losses (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
IFRS Statement [Line Items]
Balance at beginning of period	$ 6,432
Total Allowance, including off-balance sheet instruments, at end of period	7,477	$ 7,141
Total Allowance for Loan Losses at end of period	6,492	6,239
Less: Total Allowance for off-balance sheet instruments	985	902
Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	323	261
Net remeasurement due to transfers into stage	(1)	(1)
New originations or purchases	8	4
Net repayments	(2)	(2)
Derecognition of financial assets (excluding disposals and write-offs)	(8)	(16)
Changes to risk, parameters, and models	15	5
Write-offs	(2)	(3)
Recoveries	1	1
Foreign exchange and other adjustments	(4)	1
Total Allowance for Loan Losses at end of period	330	250
Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,704	1,649
Balance at beginning of period	1,623
Net remeasurement due to transfers into stage	3	(15)
New originations or purchases	99	56
Net repayments	(43)	(43)
Derecognition of financial assets (excluding disposals and write-offs)	(51)	(83)
Changes to risk, parameters, and models	254	137
Write-offs	(266)	(197)
Recoveries	70	72
Foreign exchange and other adjustments	(17)	16
Total Allowance, including off-balance sheet instruments, at end of period	1,753	1,592
Total Allowance for Loan Losses at end of period	1,665	1,512
Less: Total Allowance for off-balance sheet instruments	88	80
Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	2,352	2,314
Balance at beginning of period	1,747
Net remeasurement due to transfers into stage	(7)	(11)
New originations or purchases	51	71
Net repayments	48	15
Derecognition of financial assets (excluding disposals and write-offs)	(76)	(109)
Changes to risk, parameters, and models	321	151
Write-offs	(314)	(221)
Recoveries	69	77
Foreign exchange and other adjustments	(37)	41
Total Allowance, including off-balance sheet instruments, at end of period	2,407	2,328
Total Allowance for Loan Losses at end of period	1,792	1,763
Less: Total Allowance for off-balance sheet instruments	615	565
Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	2,984	3,022
Net remeasurement due to transfers into stage	(4)	(4)
New originations or purchases	332	256
Net repayments	(41)	(36)
Derecognition of financial assets (excluding disposals and write-offs)	(472)	(434)
Changes to risk, parameters, and models	264	133
Write-offs	(43)	(26)
Recoveries	12	12
Foreign exchange and other adjustments	(45)	48
Total Allowance, including off-balance sheet instruments, at end of period	2,987	2,971
Total Allowance for Loan Losses at end of period	2,705	2,714
Less: Total Allowance for off-balance sheet instruments	282	257
Stage 1 [member]
IFRS Statement [Line Items]
Balance at beginning of period	2,522
Total Allowance, including off-balance sheet instruments, at end of period	3,025	2,657
Total Allowance for Loan Losses at end of period	2,569	2,247
Less: Total Allowance for off-balance sheet instruments	456	410
Stage 1 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	127	35
Net remeasurement due to transfers into stage	(7)	(4)
New originations or purchases	8	4
Net repayments	(1)	(1)
Derecognition of financial assets (excluding disposals and write-offs)	(1)	(1)
Changes to risk, parameters, and models	(24)	(22)
Foreign exchange and other adjustments	(2)
Total Allowance for Loan Losses at end of period	129	30
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	35	23
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(6)	(4)
Stage 1 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	654	550
Balance at beginning of period	619
Net remeasurement due to transfers into stage	(53)	(50)
New originations or purchases	99	56
Net repayments	(22)	(20)
Derecognition of financial assets (excluding disposals and write-offs)	(18)	(22)
Changes to risk, parameters, and models	(94)	(139)
Foreign exchange and other adjustments	(7)	5
Total Allowance, including off-balance sheet instruments, at end of period	675	549
Total Allowance for Loan Losses at end of period	639	515
Less: Total Allowance for off-balance sheet instruments	36	34
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	170	204
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(52)	(34)
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(2)	(1)
Stage 1 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	954	878
Balance at beginning of period	685
Net remeasurement due to transfers into stage	(139)	(96)
New originations or purchases	51	71
Net repayments	28	10
Derecognition of financial assets (excluding disposals and write-offs)	(12)	(23)
Changes to risk, parameters, and models	(120)	(219)
Foreign exchange and other adjustments	(14)	16
Total Allowance, including off-balance sheet instruments, at end of period	956	897
Total Allowance for Loan Losses at end of period	682	663
Less: Total Allowance for off-balance sheet instruments	274	234
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	299	324
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(86)	(58)
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(5)	(6)
Stage 1 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,220	1,186
Net remeasurement due to transfers into stage	(28)	(20)
New originations or purchases	332	256
Net repayments	4	4
Derecognition of financial assets (excluding disposals and write-offs)	(188)	(208)
Changes to risk, parameters, and models	9	(46)
Foreign exchange and other adjustments	(20)	22
Total Allowance, including off-balance sheet instruments, at end of period	1,265	1,181
Total Allowance for Loan Losses at end of period	1,119	1,039
Less: Total Allowance for off-balance sheet instruments	146	142
Stage 1 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	100	87
Stage 1 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(159)	(99)
Stage 1 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(5)	(1)
Stage 2 [member]
IFRS Statement [Line Items]
Balance at beginning of period	3,149
Total Allowance, including off-balance sheet instruments, at end of period	3,620	3,798
Total Allowance for Loan Losses at end of period	3,093	3,308
Less: Total Allowance for off-balance sheet instruments	527	490
Stage 2 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	140	175
Net remeasurement due to transfers into stage	6	3
Net repayments	(1)	(1)
Derecognition of financial assets (excluding disposals and write-offs)	(4)	(4)
Changes to risk, parameters, and models	38	21
Foreign exchange and other adjustments	(1)	1
Total Allowance for Loan Losses at end of period	150	175
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(34)	(23)
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	11	7
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(5)	(4)
Stage 2 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	896	960
Balance at beginning of period	850
Net remeasurement due to transfers into stage	54	33
Net repayments	(18)	(20)
Derecognition of financial assets (excluding disposals and write-offs)	(24)	(48)
Changes to risk, parameters, and models	160	159
Foreign exchange and other adjustments	(8)	10
Total Allowance, including off-balance sheet instruments, at end of period	916	883
Total Allowance for Loan Losses at end of period	864	837
Less: Total Allowance for off-balance sheet instruments	52	46
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(168)	(203)
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	70	45
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(46)	(53)
Stage 2 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,191	1,298
Balance at beginning of period	855
Net remeasurement due to transfers into stage	127	81
Net repayments	7	1
Derecognition of financial assets (excluding disposals and write-offs)	(18)	(51)
Changes to risk, parameters, and models	270	320
Foreign exchange and other adjustments	(19)	21
Total Allowance, including off-balance sheet instruments, at end of period	1,198	1,269
Total Allowance for Loan Losses at end of period	857	938
Less: Total Allowance for off-balance sheet instruments	341	331
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(294)	(320)
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	98	66
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(164)	(147)
Stage 2 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,417	1,526
Net remeasurement due to transfers into stage	24	16
Net repayments	(21)	(16)
Derecognition of financial assets (excluding disposals and write-offs)	(151)	(153)
Changes to risk, parameters, and models	64	75
Foreign exchange and other adjustments	(20)	27
Total Allowance, including off-balance sheet instruments, at end of period	1,356	1,471
Total Allowance for Loan Losses at end of period	1,222	1,358
Less: Total Allowance for off-balance sheet instruments	134	113
Stage 2 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(98)	(86)
Stage 2 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	162	101
Stage 2 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(21)	(19)
Stage 3 [member]
IFRS Statement [Line Items]
Balance at beginning of period	761
Total Allowance, including off-balance sheet instruments, at end of period	832	686
Total Allowance for Loan Losses at end of period	830	684
Less: Total Allowance for off-balance sheet instruments	2	2
Stage 3 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	56	51
Derecognition of financial assets (excluding disposals and write-offs)	(3)	(11)
Changes to risk, parameters, and models	1	6
Write-offs	(2)	(3)
Recoveries	1	1
Foreign exchange and other adjustments	(1)
Total Allowance for Loan Losses at end of period	51	45
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(1)
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(5)	(3)
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	5	4
Stage 3 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	154	139
Balance at beginning of period	154
Net remeasurement due to transfers into stage	2	2
Net repayments	(3)	(3)
Derecognition of financial assets (excluding disposals and write-offs)	(9)	(13)
Changes to risk, parameters, and models	188	117
Write-offs	(266)	(197)
Recoveries	70	72
Foreign exchange and other adjustments	(2)	1
Total Allowance, including off-balance sheet instruments, at end of period	162	160
Total Allowance for Loan Losses at end of period	162	160
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(2)	(1)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(18)	(11)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	48	54
Stage 3 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	207	138
Balance at beginning of period	207
Net remeasurement due to transfers into stage	5	4
Net repayments	13	4
Derecognition of financial assets (excluding disposals and write-offs)	(46)	(35)
Changes to risk, parameters, and models	171	50
Write-offs	(314)	(221)
Recoveries	69	77
Foreign exchange and other adjustments	(4)	4
Total Allowance, including off-balance sheet instruments, at end of period	253	162
Total Allowance for Loan Losses at end of period	253	162
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(5)	(4)
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(12)	(8)
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	169	153
Stage 3 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	347	310
Net repayments	(24)	(24)
Derecognition of financial assets (excluding disposals and write-offs)	(133)	(73)
Changes to risk, parameters, and models	191	104
Write-offs	(43)	(26)
Recoveries	12	12
Foreign exchange and other adjustments	(5)	(1)
Total Allowance, including off-balance sheet instruments, at end of period	366	319
Total Allowance for Loan Losses at end of period	364	317
Less: Total Allowance for off-balance sheet instruments	2	2
Stage 3 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(2)	(1)
Stage 3 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(3)	(2)
Stage 3 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	$ 26	$ 20